Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ELFUN INTERNATIONAL EQUITY FUND
Entity Central Index Key	0000817656
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000032294
Shareholder Report [Line Items]
Fund Name	Elfun International Equity Fund
Trading Symbol	EGLBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elfun International Equity Fund (the "Fund") for the period ended June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months?

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun International Equity Fund	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 179,665,284
Holdings Count | Holding	55
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Statistic	Value
Total Net Assets	$179,665,284
# of Portfolio Holdings	55
Portfolio Turnover Rate	7%

Holdings [Text Block]

Top Ten Countries

Country	% Value of Total Net Assets
Japan	20.4%
France	14.7%
United Kingdom	13.6%
United States	12.4%
Germany	7.8%
Netherlands	7.7%
Switzerland	6.5%
Spain	3.0%
Hong Kong	2.4%
Sweden	1.9%

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	% Value of Total Net Assets
ASML Holding NV	3.9%
AstraZeneca PLC	3.6%
Schneider Electric SE	3.2%
Novartis AG	3.2%
Tokio Marine Holdings, Inc.	3.1%
SAP SE	3.1%
Recruit Holdings Co. Ltd.	2.8%
LVMH Moet Hennessy Louis Vuitton SE	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.6%
Nestle SA	2.5%